Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	(in thousands) December 31,
	2016	2015
Land and improvements	$602,218	$585,057
Buildings and improvements	1,169,064	1,033,610
Machinery and equipment	10,524,030	10,229,602
Proved oil and gas properties	551,019	586,362
Leasehold interest in unproved oil and gas properties	165,000	—
Construction in process and equipment deposits	224,677	197,278

	13,236,008	12,631,909
Less accumulated depreciation	(8,157,358)	(7,740,756)

	$5,078,650	$4,891,153